Annual Total Returns- Alger Large Cap Growth Portfolio (Class S Shares) [BarChart] - Class S Shares - Alger Large Cap Growth Portfolio - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.76%)	9.38%	34.57%	10.56%	1.35%	(1.20%)	27.95%	1.73%	26.90%	66.67%